PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             THE STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                              STRONG DISCOVERY FUND
                            STRONG DOW 30 VALUE FUND
                               STRONG GROWTH FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND

         Supplement to the Prospectus dated May 1, 2001, as supplemented on November 20, 2001.


STRONG LARGE CAP CORE FUND
Effective February 1, 2002, Ms. Karen McGrath is the manager of the Large Cap Core Fund. Ms. McGrath's biography can be found on page 16 of the prospectus.


          The date of this Prospectus Supplement is February 11, 2002.



                                                                   LCC0202  2/02

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             THE STRONG GROWTH FUNDS
                                 INVESTOR CLASS

                              STRONG DISCOVERY FUND
                            STRONG DOW 30 VALUE FUND
                               STRONG GROWTH FUND
                           STRONG LARGE CAP CORE FUND
                          STRONG LARGE CAP GROWTH FUND
                         STRONG MID CAP DISCIPLINED FUND
                             STRONG OPPORTUNITY FUND

         Supplement to the Prospectus dated May 1, 2001, as supplemented on August 9, 2001.


STRONG LARGE CAP CORE FUND
Effective February 1, 2002, Ms. Karen McGrath is the manager of the Large Cap Core Fund. Ms. McGrath's biography can be found on page 15 and 16 of the prospectus.

STRONG OPPORTUNITY FUND
Effective October 1, 2001, Ms. Ann M. Miletti is added as a co-manager of the Strong Opportunity Fund. She has over five years of investment experience. Ms. Miletti joined Strong in April 1991. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. From November 1995 to August 1998, Ms. Miletti was an equity research analyst. Ms. Miletti received her bachelor's degree in education from the University of Wisconsin in 1989.


          The date of this Prospectus Supplement is February 11, 2002.



                                                             LCC0202/WH2035 2/02